Purchase Commitments (Detail) - Dec. 31, 2018 - Purchase Commitments - Bandwidth and Cabinet Capacity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term Purchase Commitment [Line Items]
2019	$ 69,836	¥ 480,159
2020	28,547	196,274
2021	7,787	53,537
2022	7,442	51,166
2023 and thereafter	1,300	8,942
Purchase Obligation, Total	$ 114,912	¥ 790,078